[redacted]

13003741

**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

NOV 20 2013

Washington, DC 20549

CERT NYS
File No. 001-36212

November 20, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Apparel Holding Corp. (Name to be changed to Vince Holding Corp.) Common Stock, $0.01 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 20, 2013. Listing date – November 22, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893

www.nyx.com